Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2023		Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2],[3]	$ 1,288,164		$ 1,279,125	$ 1,247,700
Decreases (increases) in the Bank's before-tax annual earnings		68		71		$ 43
The unrealized foreign currency translation losses		328		325		$ 297
Derivative liabilities transferred into Level 3		0		0
Derivative liabilities transferred out of Level 3		0		0
Other foreign governments debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3					120
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		142		67	3,966
Liabilities transferred out of level one into level two		710		312	89
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		1,213		1,143	9,837
Assets transferred out of level one into level two		1,376		1,546	798
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		462		612	6,265
Assets transferred out of level one into level two		882		505	235
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2],[3]	209,993
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2],[3]	1,078,171
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2],[3]	511,542		511,371	450,056
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		123,856	[1],[2],[3]	123,000	111,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		65,000		$ 65,000	$ 63,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2],[3]	$ 387,686
Percentage of residential mortgage portfolio insured		26.00%		27.00%	28.00%
Percentage of residential mortgage portfolio uninsured to average loan value		51.00%		53.00%	49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities and other assets.
[2]	Regulatory amounts reported as at Q3 2023 and Q2 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in Q4 2022.
[3]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.